Lease - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of recognised finance lease as assets by lessee [line items]
Impairment loss of prepaid lease payments	¥ 0	¥ 0	¥ 0
Bottom of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Land use rights, term	50 years
Top of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Land use rights, term	70 years